Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Asset [Abstract]
Schedule of fair value of the intangible asset
Balance at January 1, 2022	$-
Purchase date September 30, 2022	4,861
Depreciation of intangible asset	(144)

Balance at December 31, 2022	$4,717